Flight equipment held for operating leases, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in Property Subject to or Available for Operating Lease [Roll Forward]
Net book value at beginning of period	$ 32,396,827	$ 31,501,973
Additions	5,877,691	5,276,715
Depreciation	(1,649,710)	(1,690,753)
Disposals and transfers to held for sale	(1,417,825)	(2,281,401)
Transfers to net investment in finance and sales-type leases/inventory	(115,330)	(352,714)
Impairment (Note 23)	(39,318)	(54,331)	$ (78,335)
Other	0	(2,662)
Net book value at end of period	35,052,335	32,396,827	$ 31,501,973
Accumulated depreciation as of December 31, 2018 and 2017, respectively	$ (6,850,869)	$ (6,067,084)